UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Vice President Marketing/Client Services
Phone:

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     May 04, 2001


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     332379


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                  COM                 885535104     3440   604500 SH       SOLE                   601500        0        0
Adaptec                     COM                 00651F108     5841   673600 SH       SOLE                   673600        0        0
Alliant Energy              COM                 18802108      6662   209360 SH       SOLE                   209360        0        0
American Greetings          COM                 26375105      2063   194655 SH       SOLE                   194655        0        0
AMR Corp                    COM                 1765106      10005   284890 SH       SOLE                   284890        0        0
Apple Computer              COM                 37233100      2889   130900 SH       SOLE                   130900        0        0
Arden Realty                COM                 39793104      8664   367100 SH       SOLE                   367100        0        0
Avnet Inc                   COM                 53807103      6507   317400 SH       SOLE                   317400        0        0
Banknorth Group             COM                 06646R107     7789   391900 SH       SOLE                   391900        0        0
Boston Scientific           COM                 101137107    11135   551800 SH       SOLE                   551800        0        0
C R Bard                    COM                 67383109     11064   243700 SH       SOLE                   243700        0        0
Century Tele                COM                 156700106    10359   360300 SH       SOLE                   360300        0        0
Coca Cola                   COM                 191219104     3060   172100 SH       SOLE                   172100        0        0
Comerica                    COM                 200340107     8013   130300 SH       SOLE                   130300        0        0
CommScope                   COM                 203372107     8271   495866 SH       SOLE                   495866        0        0
Cypress Semiconductor       COM                 232806109     5734   323400 SH       SOLE                   323400        0        0
Diebold                     COM                 253651103     6500   236700 SH       SOLE                   236700        0        0
DTE Energy                  COM                 233331107     7833   196800 SH       SOLE                   196800        0        0
FedEx Corp                  COM                 31428X106     6824   163720 SH       SOLE                   163720        0        0
FleetBoston                 COM                 339030108     9809   259846 SH       SOLE                   259846        0        0
Fluor                       COM                 343412102     2443    54900 SH       SOLE                    54900        0        0
GATX Corp.                  COM                 361448103     4331   102000 SH       SOLE                   102000        0        0
Harmon Intl                 COM                 413086109     7206   281600 SH       SOLE                   281600        0        0
Health Net                  COM                 42222G108     7861   381400 SH       SOLE                   381400        0        0
Heller Financial            COM                 423328103     3712   105600 SH       SOLE                   105600        0        0
Hilton Hotels               COM                 432848109     7122   681500 SH       SOLE                   681500        0        0
John H Harland              COM                 412693103     5206   278400 SH       SOLE                   278400        0        0
Kansas City Southern        COM                 485170104      217    15300 SH       SOLE                    15300        0        0
Knight Ridder               COM                 499040103     6571   122350 SH       SOLE                   122350        0        0
Limited The                 COM                 532716107    10396   661300 SH       SOLE                   661300        0        0
Marshall & Ilsley           COM                 571834100     4515    85500 SH       SOLE                    85500        0        0
Mattell                     COM                 577081102     3144   177200 SH       SOLE                   177200        0        0
Maytag Corp                 COM                 578592107     3786   117400 SH       SOLE                   117400        0        0
Meredith Corp               COM                 589433101     1578    45200 SH       SOLE                    45200        0        0
Nationwide Financial        COM                 638612101    10281   270700 SH       SOLE                   270700        0        0
Occidental Pete             COM                 674599105     9203   371820 SH       SOLE                   371820        0        0
Pactiv Corp                 COM                 695257105     9434   779000 SH       SOLE                   779000        0        0
Pitney Bowes                COM                 724479100     5258   151300 SH       SOLE                   151300        0        0
Puget Energy                COM                 745310102    10523   459900 SH       SOLE                   459900        0        0
Rowan Companies             COM                 779382100     3361   122200 SH       SOLE                   122200        0        0
Ryder Systems               COM                 783549108     2366   131500 SH       SOLE                   131500        0        0
Snap On Inc                 COM                 833034101       87     3000 SH       SOLE                     3000        0        0
Sovereign Bancorp           COM                 845905108    10238  1208920 SH       SOLE                  1208920        0        0
Staples Inc.                COM                 855030102     6657   447500 SH       SOLE                   447500        0        0
Stilwell Financial          COM                 860831106     9459   352700 SH       SOLE                   352700        0        0
The PMI Group               COM                 69344M101    10684   164425 SH       SOLE                   164425        0        0
Ultramar Diamond Shamrock   COM                 904000106     7608   210270 SH       SOLE                   210270        0        0
Unocal                      COM                 915289102     8145   235600 SH       SOLE                   235600        0        0
Wendys Intl                 COM                 950590109     9582   429300 SH       SOLE                   429300        0        0
Xcel Energy                 COM                 98389B100     8943   297000 SH       SOLE                   297000        0        0